Suppliers and contractors (Details Narrative) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Interest on supplier finance arrangements	$ 43	$ 44	$ 82	$ 90